                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Trust for Investment Grade New York Municipals

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PAR
Amount
(000)    Description                                                                             Coupon     Maturity       Value
         MUNICIPAL BONDS    148.9%
         NEW YORK    141.2%
$ 1,000  Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg Ser A (AMBAC Insd)            5.750 %   08/01/25    $ 1,101,350
  1,000  Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg Ser B (AMBAC Insd)            5.750     08/01/30      1,101,350
  1,250  Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)                   5.750     05/01/19      1,390,412
  1,500  Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)                   5.750     05/01/20      1,668,495
  1,250  Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)                   5.750     05/01/23      1,382,412
  1,000  Erie Cnty, NY Pub Impt Ser C (Prerefunded @ 07/01/10) (AMBAC Insd)                       5.500     07/01/29      1,093,820
  2,490  Erie Cnty, NY Tob Asset Securitization Corp Asset Bkd Ser A                              5.000     06/01/38      2,429,393
  1,000  Essex Cnty, NY Indl Dev Agy Rev Intl Paper Ser A Rfdg (AMT)                              5.200     12/01/23      1,007,200
  1,610  Grand Central NY Dist Assn Inc Cap Impt Business Impt & Rfdg (a)                         5.000     01/01/16      1,713,217
  1,500  Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac                     5.000     10/01/30      1,540,755
  2,000  Islip, NY Res Recovery Agy Rev 1985 Fac Ser B (AMT) (AMBAC Insd)                         7.250     07/01/11      2,334,300
  1,110  Islip, NY Res Recovery Agy Rev 1985 Fac Ser E (AMT) (FSA Insd) (a)                       5.750     07/01/18      1,230,790
  1,100  Islip, NY Res Recovery Agy Rev 1985 Fac Ser E (AMT) (FSA Insd)                           5.750     07/01/20      1,219,702
  4,000  Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                           5.500     09/01/19      4,346,760
  1,500  Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                           5.500     09/01/21      1,624,965
  1,000  Madison Cnty, NY Indl Dev Agy Morrisville St College Foundation Ser A (CIFG Insd)        5.000     06/01/28      1,048,060
  3,300  Metropolitan Trans Auth NY Rev Ser A (AMBAC Insd)                                        5.000     11/15/33      3,443,880
  4,000  Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                                   5.500     11/15/19      4,414,880
  5,000  Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA Insd)                                     5.000     11/15/30      5,169,650
  4,000  Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                                       5.125     01/01/29      4,206,760
  1,115  Monroe Woodbury, NY Cent Sch Ser A Rfdg (FGIC Insd)                                      5.000     05/15/19      1,192,537
  1,500  Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces Ser A (XLCA Insd)                   5.000     07/01/24      1,567,515
  1,500  Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces Ser A (XLCA Insd)                   5.000     07/01/34      1,548,825
  1,125  Nassau Cnty, NY Impt Ser E (Prerefunded @ 03/01/10) (FSA Insd)                           6.000     03/01/20      1,236,274
  2,000  Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A (Prerefunded @ 11/15/10)           5.750     11/15/15      2,201,800

   730   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A1 (AMBAC Insd)                         5.375     11/15/15      792,911
 2,000   New York City Fiscal 2003 Ser I                                                             5.750     03/01/16    2,213,580
 5,600   New York City Hsg Dev Corp Cap Fd Pgm NYC Hsg Auth Ser A (FGIC Insd)                        5.000     07/01/25    5,880,784
 2,330   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser C (AMT) (a)                             4.800     05/01/37    2,279,975
 4,000   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser J-1                                     4.850     05/01/36    4,021,040
 2,500   New York City Hsg Dev Corp Mulit-Family Hsg Rev Ser L (AMT)                                 5.050     11/01/39    2,512,225
 1,110   New York City Indl Dev Agy Brooklyn Navy Yard (AMT)                                         5.650     10/01/28    1,110,033
 1,355   New York City Indl Dev Agy Civic Fac Rev Nightingale Bamford Sch Rfdg (AMBAC Insd) (a)      5.250     01/15/19    1,469,335
 3,375   New York City Indl Dev Agy Rev Liberty Interactive Corp                                     5.000     09/01/35    3,346,009
 6,230   New York City Indl Dev Agy Spl Fac Rev Rols RR II (Variable Rate Coupon) (AMT)              7.661     01/01/19    7,170,979
 1,230   New York City Indl Dev Civic YMCA Gtr NY Proj                                               5.850     08/01/08    1,278,942
 1,450   New York City Indl Dev Civic YMCA Gtr NY Proj                                               5.800     08/01/16    1,504,984
 3,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev (Prerefunded @ 06/15/10)                  5.500     06/15/33    3,279,600
 2,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B (FSA Insd)                          5.000     06/15/29    2,079,900
 4,835   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser C (MBIA Insd)                         5.000     06/15/28    5,068,869
 7,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D                                     5.000     06/15/39    7,227,570
 2,650   New York City Muni Wtr Fin Ser B                                                            6.000     06/15/33    2,927,614
   435   New York City Ser E (Escrowed to Maturity) (MBIA Insd)                                      6.200     08/01/08      464,571
 1,065   New York City Ser E (MBIA Insd)                                                             6.200     08/01/08    1,137,218
 1,200   New York City Ser G                                                                         5.250     08/01/16    1,283,016
 5,000   New York City Ser G                                                                         5.000     08/01/24    5,230,300
 3,000   New York City Ser G                                                                         5.000     12/01/24    3,124,830
 2,000   New York City Ser G                                                                         5.000     12/01/25    2,078,760
 2,115   New York City Ser G                                                                         5.000     12/01/26    2,193,593
 1,250   New York City Ser K                                                                         5.625     08/01/13    1,337,275
 4,000   New York City Ser K                                                                         5.000     08/01/24    4,176,800
 3,000   New York City Sub Ser F-1                                                                   5.000     09/01/25    3,126,300
 8,750   New York City Transitional Cultural Res Rev Amern Museum Nat History
         Ser A Rfdg (MBIA Insd)                                                                      5.000     07/01/44    9,023,700
 3,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser B (MBIA Insd)                   5.250     05/01/16    3,808,140
 2,500   New York City Transitional Fin Auth Rev Future Tax Secd Ser C (AMBAC Insd)                  5.250     08/01/21    2,699,275
 6,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA Insd)                   5.250     02/01/19    6,509,220
 3,750   New York Cnty Tob Tr IV Settlement Pass Thru Ser A                                          5.000     06/01/45    3,621,600
   745   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                                 5.250     08/15/21      805,330
   500   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                                 5.250     08/15/23      540,490
 2,150   New York St Dorm Auth Lease Rev Master Boces Pgm Ser A (FSA Insd) (a)                       5.250     08/15/16    2,313,486
 1,000   New York St Dorm Auth Lease Rev Master Boces Prog Ser A (FSA Insd)                          5.250     08/15/17    1,076,190

 5,200   New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp                                      5.000     07/01/27    5,244,200
 2,750   New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Grp                                      5.100     07/01/34    2,780,442
 3,500   New York St Dorm Auth Rev City Univ Cons Third Ser 1 (FGIC Insd)                            5.250     07/01/25    3,695,790
 3,125   New York St Dorm Auth Rev City Univ Sys Cons Ser A                                          5.625     07/01/16    3,515,438
 2,500   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A                               5.750     07/01/13    2,762,750
 1,670   New York St Dorm Auth Rev Dept Ed (a)                                                       5.250     07/01/19    1,796,252
 2,500   New York St Dorm Auth Rev Dept Hlth Ser A (CIFG Insd)                                       5.000     07/01/25    2,619,450
 2,500   New York St Dorm Auth Rev Grace Manor Hlthcare Fac                                          6.150     07/01/18    2,577,850
 3,800   New York St Dorm Auth Rev Hosp (MBIA Insd)                                                  5.000     08/01/33    3,947,934
 2,340   New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B (XLCA Insd)                           5.375     07/01/23    2,546,224
 1,425   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd) (a)            6.500     07/01/08    1,523,354
 1,000   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)                6.500     07/01/10    1,117,190
 1,720   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd) (a)            6.500     07/01/11    1,953,920
 1,000   New York St Dorm Auth Rev Insd NY Univ Ser 2 (AMBAC Insd)                                   5.000     07/01/41    1,021,590
   890   New York St Dorm Auth Rev Mental Hlth Fac Ser B (a)                                         5.250     02/15/22      950,369
 2,250   New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser B (AMBAC Insd)                       5.000     02/15/30    2,345,490
 1,660   New York St Dorm Auth Rev Mental Hlth Svc Ser B (MBIA Insd)                                 5.250     08/15/31    1,745,722
 3,500   New York St Dorm Auth Rev Mtg Montefiore Hosp (FGIC Insd)                                   5.000     08/01/29    3,645,425
 9,000   New York St Dorm Auth Rev Mtg Montefiore Hosp (FGIC Insd)                                   5.000     08/01/33    9,319,950
 2,525   New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)             5.125     07/01/30    2,608,704
 2,000   New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)             5.000     07/01/35    2,036,760
 4,000   New York St Dorm Auth Rev Non St Supported Debt Montefiore Med Ctr (FGIC Insd)              5.000     02/01/28    4,166,200
 4,000   New York St Dorm Auth Rev Non St Supported Debt Mtg Hosp Spl Surgery (MBIA Insd)            5.000     08/15/29    4,181,880
 5,000   New York St Dorm Auth Rev Non St Supported Debt Saint Lukes Roosevelt Hosp (FHA Insd)       4.800     08/15/25    5,107,050
 1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser C (MBIA Insd)                                5.375     10/01/15    1,094,400
 1,500   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                                5.500     10/01/17    1,653,210
 1,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser I (MBIA Insd)                                5.750     10/01/18    1,118,640
 3,000   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                                     5.750     02/15/18    3,312,480
 3,750   New York St Dorm Auth Rev St Personal Income Tax Rev Ed Ser A (AMBAC Insd)                  5.000     03/15/34    3,903,638
 1,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                               6.000     05/15/15    1,105,340
 2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                               6.000     05/15/16    2,211,520

 3,600   New York St Dorm Auth Rev St Univ Ed Fac Ser A (MBIA Insd)                                  5.250     05/15/15  3,981,960
 5,010   New York St Dorm Auth Rev St Univ Ed Fac Ser B                                              5.250     05/15/19  5,478,585
   300   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving Fd Ser A
         (Escrowed to Maturity)                                                                      5.750     06/15/12    338,151
    95   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Ser 02                            5.750     06/15/12    106,230
   500   New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Ser 02
         (Escrowed to Maturity)                                                                      5.750     06/15/12    563,585
 1,000   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd
         Muni Wtr Proj Ser B                                                                         5.250     06/15/20  1,084,870
 1,640   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd
         Pooled Fin Pgm Ser I                                                                        5.250     09/15/19  1,778,793
 1,565   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Ser B               5.000     06/15/20  1,669,871
 3,695   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Ser B (a)           5.000     06/15/21  3,922,427
 3,500   New York St Hsg Fin Agy Rev Multi-Family Hsg Secd Mtg Pgm Ser A (AMT)                       7.050     08/15/24  3,569,405
 1,270   New York St Hsg Fin Agy Rev Newburgh Interfaith Hsg Ser A (a)                               7.050     11/01/12  1,332,395
 1,075   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev & Hsg Ser A                     5.250     09/15/19  1,157,700
 2,000   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev & Hsg Ser A                     5.250     09/15/21  2,148,140
 4,000   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev & Hsg Ser A
         (FGIC Insd)                                                                                 5.000     09/15/30  4,155,680
 1,250   New York St Hsg Fin Agy St Personal Income Tax Rev Econ Dev & Hsg Ser A
         (FGIC Insd)                                                                                 5.000     09/15/34  1,292,300
 7,000   New York St Loc Govt Assistance Corp Ser E Rfdg                                             6.000     04/01/14  8,064,140
 3,945   New York St Mtg Agy Rev Homeowner Mtg Ser 71 (AMT)                                          5.400     04/01/29  4,042,126
 7,280   New York St Mtg Agy Rev Homeowner Mtg Ser 79 (AMT)                                          5.300     04/01/29  7,503,860
 1,990   New York St Mtg Agy Rev Ser 101 (AMT)                                                       5.400     04/01/32  2,040,447
 2,000   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                                        5.500     04/01/16  2,189,840
 4,650   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                                  5.500     01/01/14  5,029,301
 1,625   New York St Urban Dev Corp Rev Proj Ctr for Indl Innovation Rfdg                            5.500     01/01/13  1,785,891
 1,000   Niagara Falls, NY City Sch Dist Ctf Partn High Sch Fac Rfdg (FSA Insd)                      5.000     06/15/25  1,047,580
 1,000   Niagara Falls, NY City Sch Dist Ctf Partn High Sch Fac Rfdg (FSA Insd)                      5.000     06/15/28  1,040,560
 2,915   Niagara Falls, NY Pub Wtr Auth Wtr & Swr Sys Rev (XLCA Insd) (a)                            5.000     07/15/24  3,073,255
 3,595   Niagara Falls, NY Pub Wtr Auth Wtr & Swr Sys Rev (XLCA Insd) (a)                            5.000     07/15/25  3,784,457
 2,765   Niagara Falls, NY Pub Wtr Auth Wtr & Swr Sys Rev (XLCA Insd)                                5.000     07/15/26  2,901,950
 1,060   Niagara Falls, NY Wtr Treatment Plant (AMT) (MBIA Insd)                                     7.250     11/01/10  1,214,262
 3,570   Niagara, NY Frontier Auth Trans Arpt Rev Buffalo Niagara Intl Arpt Ser A
         (AMT) (MBIA Insd)                                                                           5.625     04/01/29  3,777,131
 2,500   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6 (AMT)
         (MBIA Insd)                                                                                 5.750     12/01/25  2,588,375

 1,000   Rockland Cnty, NY Solid Waste Mgmt Auth Ser B (AMT) (AMBAC Insd)                       5.125       12/15/28       1,039,920
 1,250   Sodus, NY Ctr Sch Dist Rfdg (FGIC Insd) (a)                                            5.125       06/15/17       1,343,625
 1,000   Tobacco Settlement Fin Corp NY Ser C-1                                                 5.500       06/01/22       1,094,800
 1,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                      5.250       01/01/17       1,076,980
 6,945   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                      5.250       01/01/18       7,479,626
 1,815   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                      5.000       01/01/32       1,859,250
 1,600   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser B Rfdg                                 5.125       11/15/29       1,696,224
 2,000   Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA Insd)                                    5.000       11/15/32       2,065,480
 1,360   Warren & Wash Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj
          Ser A (FSA Insd)                                                                      5.000       12/01/35       1,403,942
 1,535   West Islip, NY Un Free Sch Dist Rfdg (FSA Insd)                                        5.000       10/01/18       1,656,342
 7,000   Westchester Tob Asset Securitization Corp NY                                           5.125       06/01/45       6,883,100
 1,145   Western Nassau Cnty, NY Wtr Auth Wtr Sys Rev (AMBAC Insd)                              5.000       05/01/26       1,205,113
 1,000   Western Nassau Cnty, NY Wtr Auth Wtr Sys Rev (AMBAC Insd)                              5.000       05/01/30       1,045,510
 4,500   Yonkers, NY Indl Dev Agy Civic Cmnty Dev Ppty Yonkers Inc Ser A
         (Prerefunded @ 02/01/11) (b)                                                           6.625       02/01/26       5,145,480
                                                                                                                         -----------
                                                                                                                         365,197,367
                                                                                                                         -----------

         PUERTO RICO    5.8%
 8,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd)                          6.250       07/01/21       9,904,000
 5,000   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwlth Gtd)                             5.250       07/01/33       5,210,300
                                                                                                                         -----------
                                                                                                                          15,114,300
                                                                                                                         -----------

         U. S. VIRGIN ISLANDS    1.9%
 1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                           6.375       10/01/19       1,670,250
 3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)                6.125       10/01/29       3,292,080
                                                                                                                         -----------
                                                                                                                           4,962,330
                                                                                                                         -----------

TOTAL LONG-TERM INVESTMENTS    148.9%
   (Cost $367,787,750)                                                                                                   385,273,997
                                                                                                                         -----------

SHORT-TERM INVESTMENTS    5.6%
 1,900   New York City Sub Ser B (Variable Rate Coupon) (LOC: Morgan Guaranty Trust) (c)        3.050       08/15/19       1,900,000
 5,200   New York City Transitional Fin Auth NYC Recovery Ser 3 Sub Ser 3 E
         (Variable Rate Coupon) (c)                                                             3.030       11/01/22       5,200,000
 5,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser C (Variable Rate Coupon) (c)     3.050       06/15/33       5,000,000
 2,400   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Fiscal 2003 Sub Ser C-3
         (Variable Rate Coupon) (c)                                                             3.040       06/15/18       2,400,000
                                                                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $14,500,000)                                                                                                     14,500,000
                                                                                                                         -----------

TOTAL INVESTMENTS    154.5%
   (Cost $382,287,750)                                                                                                   399,773,997

OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%                                                                  4,015,936

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.1%)                                               (145,131,355)
                                                                                                           -------------


NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                           $ 258,658,578
                                                                                                           -------------


         Percentages are calculated as a percentage of net assets applicable to common shares.

*        Zero coupon bond

(a)      The Trust owns 100% of the outstanding bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

ACA           - American Capital Access
AMBAC         - AMBAC Indemnity Corp.
AMT           - Alternative Minimum Tax
CIFG          - CDC IXIS Financial Guaranty
Comwth Gtd    - Commonwealth of Puerto Rico
Connie Lee    - Connie Lee Insurance Co.
FGIC          - Financial Guaranty Insurance Co.
FHA           - Federal Housing Administration
FSA           - Financial Security Assurance Inc.
LOC           - Letter of Credit
MBIA          - Municipal Bond Investors Assurance Corp.
XLCA          - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:

                                                                                                             UNREALIZED
                                                                                                           APPRECIATION/
                                                                                       CONTRACTS            DEPRECIATION
Short Contracts:
U.S. Treasury Notes 5-Year Futures, March 2006                                             835              $    303,338
                                                                                       ---------            ------------
(Current Notional Value of $105,734 per contract)

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006